RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 28, 2012
Related Party Transaction [Line Items]
Sales	$ 13,442,273	$ 11,194,197	$ 11,894,944
Related party balances:
Amounts due from related parties	8,997,439	1,528,712
Amounts due to related parties	6,769,898	26,829,605
Daqo Group [Member]
Related party balances:
Amounts due to related parties	6,075	15,076,133
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	8,186,294	5,655,016	3,863,858
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	17,651	129,219	32,755
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	1,014,556	1,021,891	1,050,661
Rental Expenses [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense	37,756	27,997
Proceeds From Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions			15,043,550
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	2,696,513	10,974,807	20,217,257
Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions			6,458
Repayment of Interest Bearing Loan [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	15,495,451	15,059,000
Interest Expenses Related Party [Member]
Related Party Transaction [Line Items]
Expense	440,368	850,380
Interest Expenses Related Party [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense	440,368	850,380
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	63,172,079	126,400,842	245,957,818
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	83,754,652	148,463,137	276,575,346
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales	13,442,273	11,194,197	11,111,239
Related party balances:
Amounts due from related parties	$ 8,585,337	1,449,824
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Sales			783,705
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 40,089,689	60,300,896	127,060,826
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	40,388,195	68,766,506	151,990,672
Xinjiang Daqo Investment Co., Ltd [Member]
Related party balances:
Amounts due to related parties	$ 84,541	79,197
Xinjiang Daqo Investment Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Xinjiang Daqo Investment Co., Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 14,356,000	56,270,085	72,946,700
Xinjiang Daqo Investment Co., Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	14,356,000	38,715,449	73,252,506
Daqo New Material [Member]
Related party balances:
Amounts due to related parties	$ 6,014,190	8,323,271
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo New Material [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 7,390,693
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	976,800	993,894	1,050,661
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	6,029,877	9,607,344	11,082,241
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	10,818,493	12,262,592	11,285,114
Chongqing Daqo Tailai [Member]
Related party balances:
Amounts due to related parties	$ 494,954	2,107,488
Chongqing Daqo Tailai [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 715,361	3,534,248	375,528
Chongqing Daqo Tailai [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases			9,938
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		222,517	6,367,640
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		2,684,783	6,367,640
Chongqing Daqo Tailai [Member] | Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions			6,458
Daqo Transformer [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Jiangsu Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Electric [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%			100.00%
Nanjing Daqo [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			13,456,861
Nanjing Daqo [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			13,456,861
Other Subsidiaries of Daqo Group [Member]
Related party balances:
Amounts due from related parties	412,102	78,888
Amounts due to related parties	1,364	221,441
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	80,240	2,120,768	3,488,330
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	17,651	129,219	22,817
Other Subsidiaries of Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Expense			$ 5,296
Nanjing Intelligent Apparatus Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Intelligent Software Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Shanghai Sailfar Electric Technology Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Jiangsu Daquan High Voltage Switchgear Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	75.00%
Jiangsu Daqo Kai-fan Electric Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhenjiang Electric Equipment Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Transformer [Member]
Related party balances:
Amounts due to related parties	$ 168,774	$ 1,022,075
Jiangsu Daqo ETE Electronic Systerm Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	75.00%
Jiangsu Daquan Kai-fan Switchgear Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Yidian Huichuang information technology Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%